S-K 1602, SPAC Registered Offerings	Feb. 26, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 6,980,648 or 8,054,085 public shares redeemed		50% of Maximum Redemption (assumes 14,073,795 or 16,237,545 public shares redeemed		75% of Maximum Redemption (assumes 21,279,443 or 24,550,380 public shares redeemed		Maximum Redemption (assumes 28,597,590 or 32,992,590 public shares redeemed
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.02	$6.46	$3.54	$5.58	$4.42	$4.01	$5.99	$0.38	$9.62
Assuming No Exercise of Over-Allotment Option
$7.01	$6.45	$3.55	$5.58	$4.42	$4.01	$5.99	$0.43	$9.57

SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period (or 27-month period, as applicable), we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon and not previously released to us to fund our working capital requirements, subject to an annual limit of 5.0% of the interest earned on the funds held in the trust account, or to pay our taxes, if any, divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
CH4 Natural Solutions Acquisition Sponsor LLC or an affiliate	$10,000 per month, commencing on the first date on which our securities are listed on the NYSE	Office space, utilities and secretarial and administrative support

CH4 Natural Solutions Acquisition Sponsor LLC and our independent director nominees	10,000,000 Class B ordinary shares (which include anti-dilution adjustments as described in “Summary—Founder shares conversion and anti-dilution rights”)	$25,000

CH4 Natural Solutions Acquisition Sponsor LLC or an affiliate and our independent director nominees	200,000 private placement units to be purchased simultaneously with the closing of this offering	$2,000,000

CH4 Natural Solutions Acquisition Sponsor LLC or an affiliate	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

CH4 Natural Solutions Acquisition Sponsor LLC, our officers and directors, or our or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

CH4 Natural Solutions Acquisition Sponsor LLC or an affiliate, or our officers and directors	Repayment of working capital loans to finance transaction costs in connection with an initial business combination	Up to $1,500,000 in working capital loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination
Our amended and restated memorandum and articles of association provides that we will have only 24 months (or 27 months, as applicable) from the closing of this offering to consummate our initial business combination. We may also hold a shareholder vote at any time to amend our amended and restated memorandum and articles of association to modify the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial business combination within the time periods described herein or with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity). As described herein, our sponsor, officers and directors have agreed that they will not propose any such amendment unless we provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account, divided by the number of then outstanding public shares, subject to the limitations described herein. Our initial shareholders will lose their entire investment in us if our initial business combination is not completed within 24 months (or 27 months, as applicable) from the closing of this offering unless we extend the amount of time we have to consummate an initial business combination by obtaining shareholder approval to amend our amended and restated memorandum and articles of association. While we do not currently intend to seek such shareholder approval, we may elect to do so in the future. There is no limit on the number of extensions that we may seek. If we do not or are unable to extend the time period to consummate our initial business combination, our founder shares and our private placement units will expire worthless.

If we have not completed our initial business combination within such
24-month
period (or
27-month
period, as applicable), and have not held a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate our initial business combination, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of any permitted withdrawals and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire without value to the holder if we fail to complete our initial business combination within the
24-month
time period (or
27-month
period, as applicable).

Our sponsor, officers and directors will not be entitled to rights to liquidating distributions from the trust account with respect to any founder shares or private placement shares held by them if we fail to complete our initial business combination within 24 months (or 27 months, as applicable) from the closing of this offering. However, if our initial shareholders or management team acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the allotted
24-month
time period (or
27-month
period, as applicable).

The underwriters have agreed to waive their rights to the deferred underwriting discounts and commissions held in the trust account in the event we do not complete our initial business combination and subsequently liquidate and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Conflicts of Interest
Each of our officers and directors presently has, and any of our officers and directors in the future may have, additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such opportunity to such other entity. In addition, we may pursue an Affiliated Joint Acquisition opportunity with an entity to which an officer or director has a fiduciary or contractual obligation. Any such entity may co-invest with us in the target business at the time of our initial business combination, or we could raise additional proceeds to complete the business combination by making a specified future issuance of equity or equity-linked securities to any such entity. Pursuing an Affiliated Joint Acquisition opportunity jointly with our sponsor, or one or more affiliates, or with an entity to which an officer or director has a fiduciary or contractual obligation may present additional interests of our sponsor or our officer or director that conflicts with the interests of our public shareholders.

Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer will have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any of our directors or officers on the one hand, and us, on the other hand. See “Risk Factors — Certain of our officers and directors are now, and all of them may in the future become, affiliated with entities engaged in business activities similar to those intended to be conducted by us, including another blank check company, and, accordingly, may have conflicts of interest in allocating their time and determining to which entity a particular business opportunity should be presented.”

In addition, RSE or its affiliates, including our officers and directors who are affiliated with RSE, may sponsor or form other blank check companies similar to ours during the period in which we are seeking an initial business combination, and members of our management team may participate in such blank check companies. Any such companies may present additional conflicts of interest in pursuing an acquisition target, particularly in the event there is overlap among the management teams or investment mandates. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•
None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•
In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are then affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•
The low price of $25,000, or $0.002 per share, that the initial shareholders paid for 11,500,000 founder shares creates an incentive whereby the initial shareholders could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•
Our sponsor, officers and directors will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expense if we do not complete an initial business combination.

•
Our sponsor, officers and directors will not be entitled to redemption rights with respect to any founder shares, any private placement shares or any public shares held by them in connection with the consummation of our initial business combination. Additionally, our sponsor, officers and directors will not be entitled to rights to liquidating distributions with respect to any founder shares or private placement shares held by them if we fail to consummate our initial business combination within 24 months (or 27 months, as applicable) after the closing of this offering. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units (and underlying securities) will expire without value to the holder. Furthermore, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares until one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, (i) the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (ii) the date on which we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. An affiliate of our sponsor has agreed not to transfer, assign or sell any of the private placement units (including the underlying securities) until 30 days after the date we complete our initial business combination, other than pursuant to limited exceptions as described under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.” Since our sponsor, its affiliate and our officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•
Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•
Our sponsor, officers or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our sponsor or an affiliate of our sponsor or any of our officers or directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be convertible into units at a price of $10.00 per unit at the option of the lender. Such units and their underlying securities would be identical to the private placement units and their underlying securities, including as to exercise price, exercisability and exercise period with respect to the private placement warrants.

•
Members of our management team will collectively own a  % economic interest in our sponsor and as a result, will indirectly own an aggregate of    founder shares, purchased at a price of approximately $0.002 per share, and     private placement units, purchased at a price of $10.00 per unit. Prior to the consummation of this offering, our sponsor will forfeit founder

shares and an aggregate of    founder shares will be issued to our independent director nominees at their original purchase price. Our independent directors have committed to purchase an aggregate of    private placement units at a price of $10.00 per unit in a private placement that will close simultaneously with the closing of this offering. Accordingly, members of our management team and our independent directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 6,980,648 or 8,054,085 public shares redeemed		50% of Maximum Redemption (assumes 14,073,795 or 16,237,545 public shares redeemed		75% of Maximum Redemption (assumes 21,279,443 or 24,550,380 public shares redeemed		Maximum Redemption (assumes 28,597,590 or 32,992,590 public shares redeemed
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.02	$6.46	$3.54	$5.58	$4.42	$4.01	$5.99	$0.38	$9.62
Assuming No Exercise of Over-Allotment Option
$7.01	$6.45	$3.55	$5.58	$4.42	$4.01	$5.99	$0.43	$9.57
For each of the redemption scenarios above, the NTBV was calculated as follows
:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over- Allotment	Over- Allotment	Over- Allotment	Over- Allotment	Over- Allotment	Over- Allotment	Over- Allotment	Over- Allotment	Over- Allotment	Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net tangible book deficit before this offering	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)	(0.11)
Increase attributable to public shareholders	7.12	7.13	6.56	6.57	5.69	5.69	4.12	4.12	0.54	0.49

Proforma net tangible book value after this offering and the sale of the private placement units	7.01	7.02	6.45	6.46	5.58	5.58	4.01	4.01	0.43	0.38

Dilution to public shareholders	$2.99	$2.98	$3.55	$3.53	$4.42	$4.41	$5.99	$5.99	$9.57	$9.62

Percentage of dilution to public shareholders	29.90%	29.80%	35.50%	35.40%	44.20%	44.20%	59.90%	59.90%	95.70%	96.20%

Numerator:
Net tangible book deficit before this offering	$(1,290,256)	$(1,290,256)	$(1,290,256)	$(1,290,256)	$(1,290,256)	$(1,290,256)	$(1,290,256)	$(1,290,256)	$(1,290,256)	$(1,290,256)
Net proceeds from this offering and the sale of the private placement units(1)	300,480,000	345,480,000	300,480,000	345,480,000	300,480,000	345,480,000	300,480,000	345,480,000	300,480,000	345,480,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	1,018,517	1,018,517	1,018,517	1,018,517	1,018,517	1,018,517	1,018,517	1,018,517	1,018,517	1,018,517
Less: Deferred underwriting commissions(2)	(9,000,000)	(10,350,000)	(6,750,000)	(7,762,500)	(4,500,000)	(5,175,000)	(2,250,000)	(2,587,500)	—	—
Less: Advisory fee(3)	(9,000,000)	(10,350,000)	(9,000,000)	(10,350,000)	(9,000,000)	(10,350,000)	(9,000,000)	(10,350,000)	(9,000,000)	(10,350,000)
Less: overallotment liability	(276,375)	—	(276,375)	—	(276,375)	—	(276,375)	—	(276,375)	—

Net equity before adjustment	281,931,866	324,508,261	284,181,886	327,095,761	286,431,886	329,683,261	288,681,886	332,270,761	290,931,886	334,858,261
Less: Amounts paid for redemptions	—	—	(69,795,480)	(80,523,950)	(140,715,950)	(162,341,640)	(212,761,420)	(245,453,080)	(285,931,885)	(329,858,260)

	$ 281,931,866	$324,508,261	$214,386,406	$246,571,811	$145,715,936	$167,341,621	$75,920,466	$86,817,681	$5,000,001	$5,000,001

Denominator:
Ordinary shares outstanding prior to this offering	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000	11,500,000
Ordinary shares forfeited if over-allotment is not exercised	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—	(1,500,000)	—
Private placement shares	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000	200,000
Ordinary shares offered	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000
Less Ordinary shares redeemed	—	—	(6,979,548)	(8,052,395)	(14,071,595)	(16,234,164)	(21,276,142)	(24,545,308)	(28,593,189)	(32,985,826)

	40,200,000	46,200,000	33,220,452	38,147,605	26,128,405	29,965,836	18,923,858	21,654,692	11,606,812	13,214,174

(1)	Expenses applied against gross proceeds include offering expenses of approximately $1,270,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)
Includes $0.30 per unit, or up to $9,000,000 (or up to $10,350,000 if the underwriters’ over-allotment option is exercised in full) in the aggregate, which shall be subject to pro rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders, payable to the underwriters upon the consummation of our initial business combination for deferred underwriting commissions to be placed in a trust account located in the United States as described herein. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)
In addition to the underwriting discounts and commissions, we will engage Santander US Capital Markets LLC to provide advisory services from time to time. As compensation for the services provided under an engagement letter, we shall pay Santander US Capital Markets LLC a fee equal to 3.00% of the gross proceeds raised in this offering ($9,000,000 or $10,350,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon closing of an initial business combination. We will agree to indemnify Santander US Capital Markets LLC and its affiliates in connection with its role in providing the advisory services. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.